Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income (loss)	$ 471	$ 556	$ 244
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	228	359	474
Additions to deferred policy acquisition costs and present value of future profits	(16)	(329)	(381)
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	230	(44)	252
Change in reinsurance recoverables	(795)	(47)	57
Change in receivables and other assets	(80)	158	9
Change in payables and accruals	(1,532)	(1,035)	2,402
Change in accrued and deferred income taxes	589	392	(125)
Net realized capital losses	(678)	1,413	1
Net receipts (disbursements) from investment contracts related to policyholder funds – international unit-linked bonds and pension products	(1,833)	(92)	(323)
Net (increase) decrease in equity securities, trading	1,835	120	312
Goodwill impairment	0	149	0
Disposal Group, Not Discontinued Operation, Reinsurance Loss	1,491	61	0
Depreciation and amortization	53	164	194
Other, net	(328)	202	(108)
Net Cash Provided by (Used in) Operating Activities	(365)	2,027	3,008
Proceeds from the sale/maturity/prepayment of:
Fixed maturities and short-term investments, available-for-sale	19,206	23,759	19,801
Fixed maturities, fair value option	322	283	37
Equity securities, available-for-sale	81	133	147
Mortgage loans	355	306	332
Partnerships	127	110	128
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(14,532)	(23,949)	(20,517)
Fixed maturities, fair value option	(134)	(182)	(661)
Equity securities, available-for-sale	(79)	(97)	(230)
Mortgage loans	(177)	(1,056)	(1,246)
Partnerships	(99)	(417)	(436)
Proceeds from business sold	745	58
Change in derivatives, net	(1,900)	(2,275)	938
Change in policy loans, net	(7)	1	176
Payments for (Proceeds from) Short-term Investments	363	1,404	(598)
Change in all other, net	(20)		1
Net cash provided by (used for) investing activities	4,251	(1,922)	(2,128)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	5,943	10,004	12,124
Withdrawals and other deductions from investment and universal life-type contracts	(24,473)	(24,608)	(22,720)
Net transfers from (to) separate accounts related to investment and universal life-type contracts	16,978	13,196	10,439
Net increase in securities loaned or sold under agreements to repurchase	(1,615)	1,615
Payments for Advance to Affiliate	(347)
Capital contributions (to) from parent	(1,200)
Net repayments at maturity or settlement of consumer notes	(77)	(153)	(68)
Net cash used for financing activities	(4,791)	54	(225)
Foreign exchange rate effect on cash	9	0	(3)
Net increase (decrease) in cash	(896)	159	652
Cash — beginning of year	1,342	1,183	531
Cash — end of year	446	1,342	1,183
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the year for income taxes	(181)	(395)	(105)
Noncash return of capital	(4)	(126)	0
Supplemental Disclosure of Non-Cash Investing Activity
Conversion of fixed maturities, available-for-sale to equity securities, available-for-sale	$ 0	$ 43	$ 0